FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2007

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             ADAR Investment Management LLC
Address:          156 West 56th Street, Suite 801
                  New York, New York 10019

13F File Number:  028-11211

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained
      herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Aaron Morse
Title:  Chief Operating Officer
Phone:  (212) 373-8930

Signature, Place, and Date of Signing:

/s/ Aaron Morse
--------------------------------------
(Signature)

New York, New York
--------------------------------------
(City, State)

May 7, 2007
--------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


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                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 31

Form 13F Information Table Value Total: $132,149 (thousands)

List of Other Included Managers:

         None

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FORM 13F INFORMATION TABLE
For Quarter Ended: 3/31/07                      Name of Reporting Manager:  ADAR Investment Management LLC

                                                                                                                    Item 8:
Item 1:                          Item 2 :      Item 3:     Item 4:    Item 5:            Item 6:    Item 7:    Voting Authority
Name of Issuer                Title of Class   CUSIP     Fair Market Shares or          Investment  Other    (a)        (b)    (c)
                                               Number       Value   Principal  Sh/ Put/ Discretion  Managers Sole     Shared   None
                                                          (X$1000)    Amount   Prn Call

ALLIED WRLD ASSUR COM HLDG L  SHS              G0219G203       855     20,000   SH        SOLE                20,000
AMERIPRISE FINL INC           COM              03076C106     1,143     20,000   SH        SOLE                20,000
AON CORP                      COM              037389103     1,898     50,000   SH        SOLE                50,000
ARES CAP CORP                 COM              04010L103     2,582    142,103   SH        SOLE               142,103
ASSISTED LIVING CONCPT NEV N  CL A             04544X102     3,540    300,000   SH        SOLE               300,000
COLD SPRING CAP INC           COM              192865103       664    117,800   SH        SOLE               117,800
COMCAST CORP NEW              CL A SPL         20030N200     2,547    100,000   SH        SOLE               100,000
COURTSIDE ACQUISITION CORP    COM              22274N102     1,106    200,000   SH        SOLE               200,000
DOMTAR CORP                   COM              257559104     6,983    750,000   SH        SOLE               750,000
ENDEAVOR ACQUISITION CORP     *W EXP 12/14/200 292577111       660    150,000   SH        SOLE               150,000
FIRST MERCURY FINANCIAL CORP  COM              320841109     2,869    139,600   SH        SOLE               139,600
GARTNER INC                   COM              366651107    22,767    950,600   SH        SOLE               950,600
GENERAL FINANCE CORP          COM              369822101       758    100,000   SH        SOLE               100,000
GIANT INDS INC                COM              374508109     8,322    110,000   SH        SOLE               110,000
GRANAHAN MCCOURT ACQ CORP     COM              385034103     3,020    400,000   SH        SOLE               400,000
HALLIBURTON CO                COM              406216101    12,696    400,000   SH        SOLE               400,000
ICF INTL INC                  COM              44925C103     7,359    389,350   SH        SOLE               389,350
KANSAS CITY SOUTHERN          COM NEW          485170302     5,337    150,000   SH        SOLE               150,000
MEDIACOM COMMUNICATIONS CORP  CL A             58446K105     3,256    400,000   SH        SOLE               400,000
NEWSTAR FINANCIAL INC         COM              65251F105       201     12,000   SH        SOLE                12,000
OCEANAUT INC                  UNIT 01/01/2011  675227201     1,963    250,000   SH        SOLE               250,000
QUINTANA MARITIM LTD          SHS              Y7169G109     7,574    550,000   SH        SOLE               550,000
RENAISSANCE ACQUISITION CORP  UNIT 01/28/2011  75966C206     1,827    300,000   SH        SOLE               300,000
RENAISSANCE HOLDINGS LTD      COM              G7496G103     3,695     73,700   SH        SOLE                73,700
SAIC INC                      COM              78390X101     2,318    133,850   SH        SOLE               133,850
SECURITY CAPITAL ASSURANCE    COM              G8018D107     9,096    322,200   SH        SOLE               322,200
SHANGHAI CENTURY ACQUISIT CO  SHS              G80637104       964    125,300   SH        SOLE               125,300
TNS INC                       COM              872960109       644     40,000   SH        SOLE                40,000
VERIGY LTD                    SHS              Y93691106     7,041    300,000   SH        SOLE               300,000
WNS HOLDINGS LTD              SPON ADR         92932M101     2,961    101,600   SH        SOLE               101,600
XL CAP LTD                    CL A             G98255105     5,506     78,700   SH        SOLE                78,700


Information Table Entry Total:               31
Information Value Total (Thousands):    132,149

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